NOTES PAYABLE (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2022	Sep. 28, 2021	Jun. 24, 2020	May 01, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2022
Short-Term Debt [Line Items]
Loan received			$ 130,700
Shares, new issues							20,000		20,000
Loan proceeds								$ 2,589
Amortization of debt discount premium							5,694		$ 11,306
Issuance of common stock							10,000		10,000
Notes payable					170,000		170,000
Investor [Member]
Short-Term Debt [Line Items]
Loan received	$ 250,000
Original issue discount	10.00%
Maturity date	Feb. 15, 2023
Shares, new issues	10,000
Interest for debt premium	70.00%
Warrants issued	200,000
Investments	$ 200,000
Shares issued, price per share	$ 2.00
Warrant outstanding term	5 years
Debt description	The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants.
Loan proceeds									170,000
Unamortized debt discount					$ 0		0		17,000
Amortization of debt discount premium							$ 0	$ 0	11,306
Notes payable									$ 5,694
Headway Capital [Member]
Short-Term Debt [Line Items]
Fixed annual interest rate					3.33%		3.33%		3.33%
Line of credit											$ 60,600
Short term borrowings					$ 39,191		$ 39,191		$ 46,845
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Loan received		$ 314,700	$ 130,600
Loan amount		$ 445,400
Fixed annual interest rate		3.75%	3.75%
Monthly payment		$ 2,245
Payroll Protection Program [Member]
Short-Term Debt [Line Items]
Loan received				$ 22,532